CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 904	$ 475
Restricted cash	24	46
Trade accounts receivable	1,308	1,146
Other accounts and notes receivable, net	214	153
Due from unconsolidated affiliates	4	0
Income taxes receivable	85	56
Deferred income taxes, net current assets	301	148
Inventories	287	408
Regulatory balancing accounts - undercollected	556	395
Regulatory Assets, Current	38	62
Fixed-price contracts and other derivatives, current assets	106	95
Grants Receivable Current	0	258
Asset held for sale, power plant	0	296
Other current assets	170	157
Total current assets	3,997	3,695
Investments And Other Assets [Abstract]
Restricted cash, noncurrent	25	22
Due from unconsolidated affiliate	14	0
Regulatory assets arising from pension and other postretirement benefit obligations	435	1,151
Regulatory Assets, Noncurrent	2,113	1,591
Nuclear decommissioning trusts	1,034	908
Other investments	1,575	1,516
Goodwill	1,024	1,111
Other intangible assets	426	436
Sundry	1,141	878
Total investments and other assets	7,787	7,613
Property, plant and equipment:
Property, Plant and Equipment, Gross	34,407	33,528
Less accumulated depreciation and amortization	(8,947)	(8,337)
Property, plant and equipment, net	25,460	25,191
Total assets	37,244	36,499
Current liabilities:
Short-term debt	545	546
Accounts payable - trade	1,088	976
Accounts payable - other	127	134
Dividends and interest payable	271	266
Regulatory balancing accounts - overcollected	91	141
Accrued compensation and benefits	376	337
Current portion of long-term debt	1,147	725
Fixed-price contracts and other derivatives, current liabilities	55	77
Customer deposits	154	143
Reserve for wildfire litigation	63	305
Other current liabilities	452	608
Total current liabilities	4,369	4,258
Long-term debt	11,253	11,621
Deferred Credits and Other Liabilities [Abstract]
Customer advances for construction	155	144
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	667	1,456
Deferred income taxes, net noncurrent liabilities	2,804	2,100
Deferred investment tax credits	42	46
Regulatory liabilities arising from removal obligations	2,623	2,720
Asset retirement obligations	2,084	2,033
Fixed-price contracts and other derivatives, noncurrent liabilities	228	252
Deferred credits and other	1,169	1,107
Total deferred credits and other liabilities	9,772	9,858
Contingently redeemable preferred stock of subsidiary	0	79
Equity:
Common stock	2,409	2,217
Retained earnings	8,827	8,441
Accumulated other comprehensive income (loss)	(228)	(376)
Total shareholders' equity	11,008	10,282
Preferred stock of subsidiaries	20	20
Other noncontrolling interests	822	381
Total equity	11,850	10,683
Total liabilities and equity	37,244	36,499
San Diego Gas and Electric Company and Subsidiary [Member]
Current assets:
Cash and cash equivalents	27	87
Restricted cash	6	10
Trade accounts receivable	266	252
Other accounts and notes receivable, net	28	21
Due from unconsolidated affiliates	1	39
Income taxes receivable	32	35
Deferred income taxes, net current assets	103	0
Inventories	86	82
Regulatory balancing accounts - undercollected	556	395
Regulatory assets arising from fixed-price contracts and other derivatives - current	0	39
Regulatory Assets, Current	29	10
Fixed-price contracts and other derivatives, current assets	61	41
Other current assets	75	76
Total current assets	1,270	1,087
Investments And Other Assets [Abstract]
Restricted cash, noncurrent	25	22
Deferred taxes recoverable in rates	788	718
Regulatory assets arising from fixed-price contracts and other derivatives - noncurrent	63	110
Regulatory assets arising from pension and other postretirement benefit obligations	106	303
Regulatory Assets, Noncurrent	991	616
Nuclear decommissioning trusts	1,034	908
Sundry	254	117
Total investments and other assets	3,261	2,794
Property, plant and equipment:
Property, Plant and Equipment, Gross	14,346	14,124
Less accumulated depreciation and amortization	(3,500)	(3,261)
Property, plant and equipment, net	10,846	10,863
Total assets	15,377	14,744
Current liabilities:
Short-term debt	59	0
Accounts payable - trade	420	300
Due to unconsolidated affiliates	39	19
Deferred income taxes, net current liabilities	0	26
Dividends and interest payable	39	36
Accrued compensation and benefits	113	129
Current portion of long-term debt	29	16
Fixed-price contracts and other derivatives, current liabilities	38	56
Customer deposits	71	60
Reserve for wildfire litigation	63	305
Other current liabilities	208	157
Total current liabilities	1,079	1,104
Long-term debt	4,525	4,292
Deferred Credits and Other Liabilities [Abstract]
Customer advances for construction	34	17
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	132	340
Deferred income taxes, net noncurrent liabilities	2,021	1,636
Deferred investment tax credits	24	25
Regulatory liabilities arising from removal obligations	1,403	1,603
Asset retirement obligations	861	733
Fixed-price contracts and other derivatives, noncurrent liabilities	175	209
Deferred credits and other	404	408
Total deferred credits and other liabilities	5,054	4,971
Contingently redeemable preferred stock of subsidiary	0	79
Equity:
Common stock	1,338	1,338
Retained earnings	3,299	2,895
Accumulated other comprehensive income (loss)	(9)	(11)
Total shareholders' equity	4,628	4,222
Other noncontrolling interests	91	76
Total equity	4,719	4,298
Total liabilities and equity	15,377	14,744
Southern California Gas Company [Member]
Current assets:
Cash and cash equivalents	27	83
Trade accounts receivable	595	539
Other accounts and notes receivable, net	97	51
Due from unconsolidated affiliates	21	24
Income taxes receivable	25	104
Deferred income taxes, net current assets	0	3
Inventories	69	151
Regulatory Assets, Current	5	4
Other current assets	34	35
Total current assets	873	994
Investments And Other Assets [Abstract]
Regulatory assets arising from pension and other postretirement benefit obligations	0	141
Regulatory assets arising from pension obligations	326	694
Regulatory Assets, Noncurrent	262	148
Other post retirement benefit assets, net of plan liabilities	95	0
Sundry	124	77
Total investments and other assets	807	1,060
Property, plant and equipment:
Property, Plant and Equipment, Gross	11,831	11,187
Less accumulated depreciation and amortization	(4,364)	(4,170)
Property, plant and equipment, net	7,467	7,017
Total assets	9,147	9,071
Current liabilities:
Short-term debt	42	0
Accounts payable - trade	346	383
Accounts payable - other	79	82
Due to unconsolidated affiliates	16	37
Deferred income taxes, net current liabilities	45	0
Accrued compensation and benefits	141	116
Regulatory balancing accounts, net	91	141
Current portion of long-term debt	252	4
Customer deposits	75	76
Other current liabilities	125	124
Total current liabilities	1,212	963
Long-term debt	1,159	1,409
Deferred Credits and Other Liabilities [Abstract]
Customer advances for construction	108	111
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	0	141
Pension obligation, net of plan assets	339	714
Deferred income taxes, net noncurrent liabilities	993	881
Deferred investment tax credits	18	20
Regulatory liabilities arising from removal obligations	1,205	1,103
Asset retirement obligations	1,182	1,238
Regulatory liabilities arising from other post retirement benefit assets	95	0
Deferred credits and other	287	256
Total deferred credits and other liabilities	4,227	4,464
Equity:
Preferred stock	22	22
Common stock	866	866
Retained earnings	1,679	1,365
Accumulated other comprehensive income (loss)	(18)	(18)
Total equity	2,549	2,235
Total liabilities and equity	$ 9,147	$ 9,071